Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	10 Months Ended	12 Months Ended	16 Months Ended	22 Months Ended	28 Months Ended	34 Months Ended
	Dec. 30, 2022	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2025	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025
C000237262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Arena Strategic Income Fund (Class I/ACSIX)
Accumulated Value	$ 100,000	$ 106,500	$ 110,683		$ 120,771	$ 126,627	$ 128,236	$ 136,296
Bloomberg U S Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Accumulated Value	100,000	104,602	104,628		114,036	121,864	123,947	131,809
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000	103,586	97,235		102,065	107,490	110,251	114,110
Bloomberg Barclays U S High Yield 1 5 Yr Cash Pay 2 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index
Accumulated Value	$ 100,000	$ 104,005	$ 105,230		$ 113,243	$ 120,802	$ 122,884	$ 130,071